Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General information [Abstract]
Vessel Owning Subsidiaries
Vessel owning subsidiaries consolidated owning dry-bulk Panamax vessels

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. (“Spetses”)	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. (“Bistro”)	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	Magic Moon	76,602	2005	October 2019
Bagheera Shipping Co. (“Bagheera”)	Marshall Islands	Magic Rainbow	73,593	2007	August 2020
Pocahontas Shipping Co. (“Pocahontas”)	Marshall Islands	Magic Horizon	76,619	2010	October 2020
Jumaru Shipping Co. (“Jumaru”)	Marshall Islands	Magic Nova	78,833	2010	October 2020

Revenue from Charterers
During the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the years ended December 31, 2019 and 2020, charterers that individually accounted for more than 10% of the Company’s revenues (as percentages of total revenues) were as follows:

Charterer	Year Ended September 30, 2018	Three Months Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2020
A	24%	100%	63%	34%
B	52%	—%	—%	—%
C	17%	—%	—%	—%
D	—%	—%	13%	—%
E	—%	—%	12%	24%
F	—%	—%	12%	—%
Total	93%	100%	100%	58%